Benefit Plans	12 Months Ended
Dec. 31, 2014
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

We sponsor a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  We sponsor OPEB plans to provide health and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  We recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of our benefit obligations are shown in the following table:

	Pension Plans				Other Postretirement Benefit Plans
Assumptions	2014		2013		2014	2013
Discount Rate	4.00%		4.70%		4.00%	4.70%
Rate of Compensation Increase	4.80%	(a)	4.85%	(a)	NA	NA

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA	Not applicable.

We use a duration-based method to determine the discount rate for our plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with an average increase of 4.8%.

We updated our mortality assumption for the December 31, 2014 benefit obligation measurements based on mortality tables issued by the Society of Actuaries in October 2014. These updates increased our benefit obligations by approximately $128 million for the pension plans and $8 million for the OPEB plans.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of our benefit costs are shown in the following table:

	Pension Plans			Other Postretirement Benefit Plans
	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%
Rate of Compensation Increase	4.85%	4.95%	4.85%	NA	NA	NA

NA	Not applicable.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	$4	$(3)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation	77	(60)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  We monitor the plans to control security diversification and ensure compliance with our investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,841	$5,205	$1,456	$1,849
Service Cost	72	69	14	23
Interest Cost	221	203	67	71
Actuarial (Gain) Loss	387	(305)	(14)	(395)
Benefit Payments	(296)	(331)	(134)	(140)
Participant Contributions	—	—	42	39
Medicare Subsidy	—	—	8	9
Benefit Obligation as of December 31,	$5,225	$4,841	$1,439	$1,456

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,711	$4,696	$1,699	$1,568
Actual Gain on Plan Assets	474	340	83	208
Company Contributions	79	6	4	24
Participant Contributions	—	—	42	39
Benefit Payments	(296)	(331)	(134)	(140)
Fair Value of Plan Assets as of December 31,	$4,968	$4,711	$1,694	$1,699

Funded (Underfunded) Status as of December 31,	$(257)	$(130)	$255	$243

Amounts Recognized on the Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$337	$264
Other Current Liabilities – Accrued Short-term Benefit Liability	(6)	(7)	(4)	(4)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(251)	(123)	(78)	(17)
Funded (Underfunded) Status	$(257)	$(130)	$255	$243

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in millions)
Net Actuarial Loss	$1,612	$1,561	$420	$428
Prior Service Cost (Credit)	5	8	(624)	(693)

Recorded as
Regulatory Assets	$1,418	$1,343	$(149)	$(191)
Deferred Income Taxes	70	79	(19)	(26)
Net of Tax AOCI	129	147	(36)	(48)

Components of the change in amounts included in AOCI and Regulatory Assets during the years ended December 31, 2014 and 2013 are as follows:

	Pension Plans		Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2014	2013
Components	(in millions)
Actuarial (Gain) Loss During the Year	$175	$(367)	$14	$(496)
Amortization of Actuarial Loss	(124)	(183)	(22)	(65)
Amortization of Prior Service Credit (Cost)	(3)	(3)	69	69
Change for the Year	$48	$(553)	$61	$(492)

Pension and Other Postretirement Benefits Plans’ Assets

The following table presents the classification of pension plan assets within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$589	$—	$—	$—	$589	11.9%
International	502	—	—	—	502	10.1%
Options	—	14	—	—	14	0.3%
Real Estate Investment Trusts	54	—	—	—	54	1.1%
Common Collective Trust – Global	—	377	—	—	377	7.6%
Common Collective Trust – International	—	19	—	—	19	0.4%
Subtotal – Equities	1,145	410	—	—	1,555	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30	—	—	30	0.6%
United States Government and Agency Securities	—	450	—	—	450	9.0%
Corporate Debt	—	1,799	—	—	1,799	36.2%
Foreign Debt	—	401	—	—	401	8.1%
State and Local Government	—	15	—	—	15	0.3%
Other – Asset Backed	—	29	—	—	29	0.6%
Subtotal – Fixed Income	—	2,724	—	—	2,724	54.8%

Infrastructure	—	—	13	—	13	0.3%
Real Estate	—	—	236	—	236	4.7%
Alternative Investments	—	—	379	—	379	7.6%
Securities Lending	—	220	—	—	220	4.4%
Securities Lending Collateral (a)	—	—	—	(222)	(222)	(4.5)%
Cash and Cash Equivalents	—	53	—	—	53	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	10	10	0.2%

Total	$1,145	$3,407	$628	$(212)	$4,968	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$—	$238	$330	$568
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	6	32	38
Relating to Assets Sold During the Period	—	19	16	35
Purchases and Sales	13	(27)	1	(13)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$13	$236	$379	$628

The following table presents the classification of OPEB plan assets within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466	$—	$—	$—	$466	27.5%
International	567	—	—	—	567	33.5%
Options	—	16	—	—	16	1.0%
Common Collective Trust – Global	—	30	—	—	30	1.8%
Subtotal – Equities	1,033	46	—	—	1,079	63.8%

Fixed Income:
Common Collective Trust – Debt	—	104	—	—	104	6.1%
United States Government and Agency Securities	—	71	—	—	71	4.2%
Corporate Debt	—	125	—	—	125	7.4%
Foreign Debt	—	21	—	—	21	1.3%
State and Local Government	—	6	—	—	6	0.3%
Other – Asset Backed	—	5	—	—	5	0.3%
Subtotal – Fixed Income	—	332	—	—	332	19.6%

Trust Owned Life Insurance:
International Equities	—	10	—	—	10	0.6%
United States Bonds	—	212	—	—	212	12.5%
Subtotal – Trust Owned Life Insurance	—	222	—	—	222	13.1%

Cash and Cash Equivalents	47	10	—	—	57	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4	4	0.2%

Total	$1,080	$610	$—	$4	$1,694	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets within the fair value hierarchy as of December 31, 2013:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$1,092	$—	$—	$—	$1,092	23.2%
International	514	—	—	—	514	10.9%
Real Estate Investment Trusts	58	—	—	—	58	1.2%
Common Collective Trust – International	—	10	—	—	10	0.2%
Subtotal – Equities	1,664	10	—	—	1,674	35.5%

Fixed Income:
Common Collective Trust – Debt	—	26	—	—	26	0.5%
United States Government and Agency Securities	—	387	—	—	387	8.2%
Corporate Debt	—	1,600	—	—	1,600	34.0%
Foreign Debt	—	344	—	—	344	7.3%
State and Local Government	—	28	—	—	28	0.6%
Other – Asset Backed	—	33	—	—	33	0.7%
Subtotal – Fixed Income	—	2,418	—	—	2,418	51.3%

Real Estate	—	—	238	—	238	5.0%
Alternative Investments	—	—	330	—	330	7.0%
Securities Lending	—	35	—	—	35	0.8%
Securities Lending Collateral (a)	—	—	—	(45)	(45)	(0.9)%
Cash and Cash Equivalents	—	48	—	—	48	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	13	13	0.3%

Total	$1,664	$2,511	$568	$(32)	$4,711	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2013	$220	$195	$415
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	26	15	41
Relating to Assets Sold During the Period	—	15	15
Purchases and Sales	(8)	105	97
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$238	$330	$568

The following table presents the classification of OPEB plan assets within the fair value hierarchy as of December 31, 2013:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$473	$—	$—	$—	$473	27.9%
International	616	—	—	—	616	36.2%
Common Collective Trust – Global	—	15	—	—	15	0.9%
Subtotal – Equities	1,089	15	—	—	1,104	65.0%

Fixed Income:
Common Collective Trust – Debt	—	88	—	—	88	5.2%
United States Government and Agency Securities	—	56	—	—	56	3.3%
Corporate Debt	—	110	—	—	110	6.5%
Foreign Debt	—	22	—	—	22	1.2%
State and Local Government	—	5	—	—	5	0.3%
Other – Asset Backed	—	8	—	—	8	0.5%
Subtotal – Fixed Income	—	289	—	—	289	17.0%

Trust Owned Life Insurance:
International Equities	—	13	—	—	13	0.8%
United States Bonds	—	211	—	—	211	12.4%
Subtotal – Trust Owned Life Insurance	—	224	—	—	224	13.2%

Cash and Cash Equivalents	68	9	—	—	77	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5	5	0.3%

Total	$1,157	$537	$—	$5	$1,699	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

	December 31,
Accumulated Benefit Obligation	2014	2013
	(in millions)
Qualified Pension Plan	$4,982	$4,638
Nonqualified Pension Plans	76	77
Total	$5,058	$4,715

For our underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	Underfunded Pension Plans
	December 31,
	2014	2013
	(in millions)
Projected Benefit Obligation	$5,225	$4,841

Accumulated Benefit Obligation	$5,058	$4,715
Fair Value of Plan Assets	4,968	4,711
Underfunded Accumulated Benefit Obligation	$(90)	$(4)

Estimated Future Benefit Payments and Contributions

We expect contributions and payments for the pension plans of $93 million and the OPEB plans of $6 million during 2015.  For the pension plans, this amount includes the payment of unfunded nonqualified benefits plus contributions to the qualified trust fund of at least the minimum amount required by the Employee Retirement Income Security Act.  For the qualified pension plan, we may also make additional discretionary contributions to maintain the funded status of the plan.  For the OPEB plans, expected payments include the payment of unfunded benefits.

The table below reflects the total benefits expected to be paid from the plan or from our assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, we will not provide retiree medical coverage.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for pension benefits and OPEB are as follows:

	Pension Plans	Other Postretirement Benefit Plans
	Pension Payments	Benefit Payments	Medicare Subsidy Receipts
	(in millions)
2015	$315	$129	$—
2016	323	129	—
2017	334	130	—
2018	341	132	—
2019	350	132	—
Years 2020 to 2024, in Total	1,822	688	2

Components of Net Periodic Benefit Cost

The following table provides the components of our net periodic benefit cost (credit) for the plans for the years ended December 31, 2014, 2013 and 2012:

	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in millions)
Service Cost	$72	$69	$76	$14	$23	$47
Interest Cost	221	203	223	67	71	103
Expected Return on Plan Assets	(262)	(278)	(319)	(111)	(107)	(101)
Amortization of Transition Obligation	—	—	—	—	—	1
Amortization of Prior Service Cost (Credit)	3	3	(1)	(69)	(69)	(18)
Amortization of Net Actuarial Loss	124	183	155	22	65	57
Net Periodic Benefit Cost (Credit)	158	180	134	(77)	(17)	89
Capitalized Portion	(52)	(56)	(42)	25	5	(28)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$106	$124	$92	$(52)	$(12)	$61

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on the balance sheet during 2015 are shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Components	(in millions)
Net Actuarial Loss	$108	$17
Prior Service Cost (Credit)	2	(69)
Total Estimated 2015 Amortization	$110	$(52)

Expected to be Recorded as
Regulatory Asset	$94	$(38)
Deferred Income Taxes	6	(5)
Net of Tax AOCI	10	(9)
Total	$110	$(52)

American Electric Power System Retirement Savings Plan

We sponsor the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  It is a qualified plan offering participants an opportunity to contribute a portion of their pay with features under Section 401(k) of the Internal Revenue Code.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.  The cost for matching contributions totaled $70 million in 2014, $67 million in 2013 and $66 million in 2012.

UMWA Benefits

We provide UMWA pension, health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees and contributions are made to their trust funds.  The health and welfare benefits are administered by us and benefits are paid from our general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by any employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 2), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were made under a collective bargaining agreement that is scheduled to expire December 31, 2017.  We contributed immaterial amounts in 2014, 2013 and 2012 that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  The contributions we made included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, we recorded a UWMA withdrawal liability in 2013.  The withdrawal liability regulatory asset recorded on the balance sheet should be recovered in future billings for transloading services before the planned closure. As of December 31, 2014 and 2013, the regulatory asset balance was $25 million and $27 million, respectively.

Appalachian Power Co [Member]
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans.  Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrant Subsidiaries recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant Subsidiary.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrant Subsidiaries' population participating in the pension plan.

Updated mortality assumptions based on mortality tables issued by the Society of Actuaries in October 2014 were used for the December 31, 2014 benefit obligation measurements. These updates resulted in approximate benefit obligation increases by Registrant Subsidiary as shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiaries’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2014 and 2013 are as follows:

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Pension and Other Postretirement Benefits Plans’ Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant Subsidiary for 2015:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiaries' assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, retiree medical coverage will not be provided.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiaries’ balance sheet during 2015 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

American Electric Power System Retirement Savings Plan

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

UMWA Benefits

APCo provides UMWA pension, health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees.  APCo administers the health and welfare benefits and pays them from its general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  UMWA pension contributions included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.

Indiana Michigan Power Co [Member]
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans.  Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrant Subsidiaries recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant Subsidiary.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrant Subsidiaries' population participating in the pension plan.

Updated mortality assumptions based on mortality tables issued by the Society of Actuaries in October 2014 were used for the December 31, 2014 benefit obligation measurements. These updates resulted in approximate benefit obligation increases by Registrant Subsidiary as shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiaries’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2014 and 2013 are as follows:

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Pension and Other Postretirement Benefits Plans’ Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant Subsidiary for 2015:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiaries' assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, retiree medical coverage will not be provided.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiaries’ balance sheet during 2015 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

American Electric Power System Retirement Savings Plan

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

UMWA Benefits

APCo provides UMWA pension, health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees.  APCo administers the health and welfare benefits and pays them from its general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  UMWA pension contributions included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.

Ohio Power Co [Member]
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans.  Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrant Subsidiaries recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant Subsidiary.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrant Subsidiaries' population participating in the pension plan.

Updated mortality assumptions based on mortality tables issued by the Society of Actuaries in October 2014 were used for the December 31, 2014 benefit obligation measurements. These updates resulted in approximate benefit obligation increases by Registrant Subsidiary as shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiaries’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2014 and 2013 are as follows:

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Pension and Other Postretirement Benefits Plans’ Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant Subsidiary for 2015:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiaries' assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, retiree medical coverage will not be provided.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiaries’ balance sheet during 2015 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

American Electric Power System Retirement Savings Plan

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

UMWA Benefits

APCo provides UMWA pension, health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees.  APCo administers the health and welfare benefits and pays them from its general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  UMWA pension contributions included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.

Public Service Co Of Oklahoma [Member]
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans.  Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrant Subsidiaries recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant Subsidiary.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrant Subsidiaries' population participating in the pension plan.

Updated mortality assumptions based on mortality tables issued by the Society of Actuaries in October 2014 were used for the December 31, 2014 benefit obligation measurements. These updates resulted in approximate benefit obligation increases by Registrant Subsidiary as shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiaries’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2014 and 2013 are as follows:

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Pension and Other Postretirement Benefits Plans’ Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant Subsidiary for 2015:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiaries' assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, retiree medical coverage will not be provided.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiaries’ balance sheet during 2015 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

American Electric Power System Retirement Savings Plan

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

UMWA Benefits

APCo provides UMWA pension, health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees.  APCo administers the health and welfare benefits and pays them from its general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  UMWA pension contributions included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.

Southwestern Electric Power Co [Member]
Benefit Plans
BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans.  Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrant Subsidiaries recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant Subsidiary.

For 2014, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrant Subsidiaries' population participating in the pension plan.

Updated mortality assumptions based on mortality tables issued by the Society of Actuaries in October 2014 were used for the December 31, 2014 benefit obligation measurements. These updates resulted in approximate benefit obligation increases by Registrant Subsidiary as shown in the following table:

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiaries’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2014, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2014 and 2013

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2014 and 2013 are as follows:

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Pension and Other Postretirement Benefits Plans’ Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2014:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2013:

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2014 and 2013 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant Subsidiary for 2015:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiaries' assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Effective for employees hired after December 2013, retiree medical coverage will not be provided.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiaries’ balance sheet during 2015 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

American Electric Power System Retirement Savings Plan

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

UMWA Benefits

APCo provides UMWA pension, health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits.  The pension benefits are administered by UMWA trustees.  APCo administers the health and welfare benefits and pays them from its general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Critical Status for the plan year ending June 30, 2014 and in Seriously Endangered Status for the plan year ending June 30, 2013, without utilization of extended amortization provisions.  The Plan adopted a funding improvement plan in May 2012, as required under the PPA.

Contributions to the UMWA pension plan in 2014, 2013 and 2012 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2014, 2013 and 2012.  UMWA pension contributions included a surcharge of 5% beginning December 2014 and are scheduled to include a surcharge of 10% beginning July 2015.  There are no minimum contributions for future years.